    As filed with the Securities and Exchange Commission on December 28, 1999

                                                      Registration No. 333-79691

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1

                              AIM INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

             11 GREENWAY PLAZA, SUITE 100 HOUSTON, TEXAS 77046-1173
               (Address of Principal Executive Offices) (Zip Code)

     REGISTRANT'S AREA TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 626-1919

                                   COPIES TO:


Samuel D. Sirko, Esq.                           Arthur J. Brown, Esq.
A I M Advisors, Inc.                            R. Darrell Mounts, Esq.
11 Greenway Plaza, Suite 100                    Kirkpatrick & Lockhart LLP
Houston, Texas 77046                            1800 Massachusetts Avenue, N.W., 2nd Floor
(Name and Address of Agent for Service)         Washington, D.C. 20036

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                              AIM INVESTMENT FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

o        Cover Sheet

o        Contents of Registration Statement

o        AIM Developing Markets Fund
               Part A - Prospectus/Proxy Statement*
               Part B - Statement of Additional Information*

o        Part C - Other Information

o        Signature Page

o        Exhibits


* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-79691, on May 28, 1999.

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

         Article VIII, Section 3 of the Registrant's Bylaws, as amended, also provides that every person who is, or has been, a Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's Bylaws and other applicable law.

         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM and their respective officers, trustees, directors and employees are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Section 9 of the Investment Management and Administration Contract between the Registrant and AIM provides that AIM shall not be liable, and each series of the Registrant shall indemnify AIM and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Investment Management and Administration Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of AIM in the performance by AIM of its duties or from reckless disregard by AIM of its obligations and duties under the Investment Management and Administration Contract.

         Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asset Management Limited ("IAML") (the "Sub-Advisory Contract") provides that IAML shall not be liable for any costs or liabilities arising from any error of judgment or any mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of IAML in the performance by IAML of its duties or from reckless disregard by IAML of its obligations and duties under the Sub-Advisory Contract.


ITEM 16.  EXHIBITS.

Exhibit
Number                   Description
-------                  -----------

(1)      (a)      -      Agreement and Declaration of Trust of Registrant, dated
                         May 7, 1998, was filed as an Exhibit to Post-Effective
                         Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (b)      -      First Amendment to Agreement and Declaration of Trust
                         of Registrant, dated August 12, 1998, was filed as an Exhibit to Post-Effective Amendment No. 56 on December
                         26, 1998, and is hereby incorporated by reference.

         (c)      -      Second Amendment to Agreement and Declaration of Trust
                         of Registrant, dated December 10, 1998, was filed as an Exhibit to Post-Effective Amendment No. 57 on February
                         22, 1999, and is hereby incorporated by reference.

         (d)      -      Third Amendment to Agreement and Declaration of Trust
                         of Registrant, dated February 4, 1999, was filed as an Exhibit to the Registration Statement on Form N-14 on
                         May 28, 1999, and is hereby incorporated by reference.

         (e)      -      Fourth Amendment to Agreement and Declaration of Trust
                         of Registrant, dated February 16, 1999, was filed as an Exhibit to the Registration Statement on Form N-14 on
                         May 28, 1999, and is hereby incorporated by reference.

(2)               -      Amended and Restated Bylaws of Registrant, adopted
                         effective May 7, 1998, and amended effective December
                         10, 1998, was filed as an Exhibit to the Registration
                         Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

(3)               -      Voting Trust Agreements - None.

(4)               -      A copy of the form of Agreement and Plan of
                         Reorganization and Termination was filed as a part of the Registration Statement on Form N-14 on May 28,
                         1999, and is hereby incorporated by reference.

(5)               -      Provisions of instruments defining the rights of
                         holders of Registrant's securities are contained in Articles II, VI, VII, VIII and IX of the Agreement and
                         Declaration of Trust, as amended, which were filed as part of Exhibit (a)(1) to Post-Effective Amendment No.
                         57 on February 22, 1999, and are hereby incorporated by reference, and Articles IV, V, VI, VII and VIII of the
                         Amended and Restated Bylaws, which were filed as an Exhibit to the Registration Statement on Form N-14 on
                         May 28, 1999, and are hereby incorporated by reference.

(6)      (a)      -      Investment Management and Administration Contract,
                         dated September 8, 1998, between Registrant and A I M
                         Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (b)      -      Administration Contract, dated September 8, 1998,
                         between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on
                         August 26, 1998, and is hereby incorporated by reference.

         (c)      -      Sub-Administration Contract, dated September 8, 1998,
                         between A I M Advisors, Inc. and INVESCO (NY), Inc.
                         with respect to Registrant was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (d)      -      Sub-Advisory and Sub-Administration Contract, dated
                         September 8, 1998, between A I M Advisors, Inc. and
                         INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to Post-Effective Amendment No. 55 on
                         August 26, 1998, and is hereby incorporated by reference.

         (e)      -      Investment Management and Administration Contract,
                         dated May 29, 1998, between Global Investment Portfolio and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (f)      -      Investment Management and Administration Contract,
                         dated May 29, 1998, between Global High Income
                         Portfolio (now known as Emerging Markets Debt
                         Portfolio) and A I M Advisors, Inc. was filed as an
                         Exhibit to Post-Effective Amendment No. 55 on August
                         26, 1998, and is hereby incorporated by reference.

         (g)      -      Sub-Advisory and Sub-Administration Contract, dated May
                         29, 1998, between A I M Advisors, Inc. and INVESCO
                         (NY), Inc. with respect to Global Investment Portfolio was filed as an Exhibit to Post-Effective Amendment No.
                         57 on February 22, 1999, and is hereby incorporated by reference.

         (h)      -      Sub-Advisory and Sub-Administration Contract, dated May
                         29, 1998, between A I M Advisors, Inc. and INVESCO
                         (NY), Inc. with respect to Global High Income Portfolio
                         (now known as Emerging Markets Debt Portfolio) was filed as an Exhibit to Post-Effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

         (i)      -      Form of Sub-Advisory Contract between A I M Advisors,
                         Inc. and INVESCO (NY), Inc. with respect to the Registrant was filed as an Exhibit to Post-Effective
                         Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

         (j)      -      Sub-Advisory Contract, dated February 12, 1999, between
                         A I M Advisors, Inc. and INVESCO Asset Management
                         Limited with respect to the Registrant is filed electronically herewith.

         (k)      -      Form of Sub-Advisory Contract between A I M Advisors,
                         Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Debt Portfolio was filed as an Exhibit to Post-Effective Amendment No. 57 on February
                         22, 1999, and is hereby incorporated by reference.

(7)      (a)      -      (i) Distribution Agreement, dated September 8, 1998,
                         between Registrant and A I M Distributors, Inc. with respect to Class A shares was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (ii) Master Distribution Agreement, dated March 1, 1999, between Registrant and A I M Distributors, Inc. with respect to Class A and C shares was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999 and is hereby incorporated by reference.

                  - (iii) Amendment No. 1, dated March 18, 1999, to Master Distribution Agreement, dated September 8, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B shares is filed herewith electronically.

                  - (iv) Amendment No. 1, dated March 18, 1999, to Master Distribution Agreement, dated March 1, 1999, between Registrant and A I M Distributors, Inc. with respect to Class A and C shares is filed electronically herewith.

         (b)      -      Distribution Agreement, dated September 8, 1998,
                         between Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (c)      -      Distribution Agreement, dated September 8, 1998,
                         between Registrant and A I M Distributors, Inc. with respect to Advisor Class shares was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

         (d)      -      Form of Selected Dealer Agreement between A I M
                         Distributors, Inc. and selected dealers was filed as an Exhibit to Post-Effective Amendment No. 57 on February
                         22, 1999, and is hereby incorporated by reference.

         (e)      -      Form of Bank Selling Group Agreement between A I M
                         Distributors, Inc. and banks was filed as an Exhibit to Post-Effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

(8)               -      Agreements Concerning Officers and Directors/Trustees
                         Benefits - None.

(9)      (a)      -      Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (b)      -      Notice of Additional Fund, dated August 7, 1989, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (c)      -      Notice of Additional Fund, dated September 23, 1990, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (d)      -      Notice of Additional Fund, dated August 8, 1991, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998 and is hereby incorporated by reference.

         (e)      -      Notice of Additional Fund, dated January 27, 1992, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust
                         Company was filed as an Exhibit to Post-Effective
                         Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (f)      -      Notice of Additional Fund, dated May 10, 1992, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (g)      -      Notice of Additional Fund, dated June 1, 1992, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (h)      -      Notice of Additional Fund, dated October 22, 1992, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (i)      -      Notice of Additional Fund, dated May 31, 1994, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (j)      -      Amendment to Custodian Contract, dated August 17, 1994,
                         was filed as an Exhibit to Post-Effective Amendment No.
                         56 on December 30, 1998, and is hereby incorporated by reference.

         (k)      -      Amendment to Custodian Contract, dated June 20, 1995,
                         was filed as an Exhibit to Post-Effective Amendment No.
                         56 on December 30, 1998, and is hereby incorporated by reference.

         (l)      -      Notice of Additional Fund, dated October 24, 1997, to
                         Custodian Contract, dated April 27, 1988, between
                         Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (m)      -      Notice of Registrant's Reorganization, dated September
                         22, 1998, to Custodian, was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (n)      -      Amendment to Custodian Contract, dated January 26,
                         1989, was filed as an Exhibit to Post-Effective
                         Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

(10)     (a)      -      Form of Master Distribution Plan, pursuant to Rule
                         12b-1 with respect to Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No.
                         57 on February 22, 1999, and is hereby incorporated by reference.

         (b)      -      (i) Distribution Plan, effective as of September 8,
                         1998, adopted pursuant to Rule 12b-1 with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 53 on May 29, 1998, and is hereby incorporated by reference.

         (c)      -      (i) Form of Shareholder Service Agreement to be used in
                         connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

                  - (ii) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

                  - (iii) Form of Service Agreement for Bank Trust Department and for Brokers to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

                  - (iv) Form of Service Agreement for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

                  - (v) Form of Service Agreement for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

                  - (vi) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to the Registration Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.

         (d)      -      Rule 18f-3 Multiple Class Plan was filed as an Exhibit
                         to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

(11)     (a)      -      Opinion and Consent of Kirkpatrick & Lockhart LLP as to
                         the legality of the securities being registered is filed electronically herewith.

         (b)      -      Opinion and Consent of Delaware Counsel was filed as an
                         Exhibit to the Registration Statement on Form N-14 on
                         May 28, 1999, and is hereby incorporated by reference.

(12)              -      Opinion and Consent of Kirkpatrick & Lockhart LLP
                         supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith electronically.

(13)     (a)      -      (i) Transfer Agency and Service Agreement, dated
                         September 8, 1998, between Registrant and A I M Fund
                         Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

                  - (ii) Form of Amendment No. 1 to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

         (b)      -      (i) Remote Access and Related Services Agreement, dated
                         as of December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (ii) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (iii) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (iv) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (v) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (vi) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  - (vii) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

                  - (viii) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

         (c)      -      Fund Accounting and Pricing Agent Agreement between
                         Registrant and A I M Advisors, Inc., dated June 1,
                         1998, was filed as an Exhibit to Post- Effective
                         Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

(14)              -      Consent of PricewaterhouseCoopers LLP was filed as an
                         Exhibit to the Registration Statement on Form N-14 on
                         May 28, 1999, and is hereby incorporated by reference.

(15)              -      Omitted Financial Statements - None.

(16)              -      Powers of Attorney - None.

(17)              -      Form of Proxy was filed as part of the Registration
                         Statement on Form N-14 on May 28, 1999, and is hereby incorporated by reference.


ITEM 17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and the State of Texas, on the 28th day of December, 1999.

                            REGISTRANT:      AIM INVESTMENT FUNDS

                            By: /s/ ROBERT H. GRAHAM
                               -----------------------------------------------
                               Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the dates indicated.


       SIGNATURES                                   TITLE                             DATE
       ----------                                   -----                             ----

 /s/ ROBERT H. GRAHAM              Chairman, Trustee & President (Principal     December 28, 1999
-------------------------                     Executive Officer)
   (Robert H. Graham)

 /s/ C. DEREK ANDERSON
-------------------------          Trustee                                      December 28, 1999
   (C. Derek Anderson)

  /s/ FRANK S. BAYLEY
-------------------------          Trustee                                      December 28, 1999
    (Frank S. Bayley)

  /s/ RUTH H. QUIGLEY
-------------------------          Trustee                                      December 28, 1999
    (Ruth H. Quigley)

  /s/ DANA R. SUTTON
-------------------------          Vice President and Treasurer                 December 28, 1999
    (Dana R. Sutton)

                                  EXHIBIT INDEX


EXHIBIT NO.              DESCRIPTION
----------               -----------
(6)      (j)      -      Sub-Advisory Contract, dated February 12, 1999,
                         between A I M Advisors, Inc. and INVESCO Asset
                         Management Limited with respect to the Registrant.

(7)      (a)      -      (iii) Amendment No. 1, dated March 18, 1999, to
                         Master Distribution Agreement, dated September 8,
                         1998, between Registrant and A I M Distributors, Inc.
                         with respect to Class B shares.

                  -      (iv) Amendment No. 1, dated March 18, 1999, to Master
                         Distribution Agreement, dated March 1, 1999, between
                         Registrant and A I M Distributors, Inc. with respect to Class A and C shares.

(11)     (a)      -      Opinion and Consent of Kirkpatrick & Lockhart LLP as
                         to the legality of the securities being registered.

(12)              -      Opinion and Consent of Kirkpatrick & Lockhart LLP
                         supporting the tax matters and consequences to
                         shareholders discussed in the prospectus.